Shareholders' Equity - Additional Information 1 (Detail) (EUR €)	1 Months Ended	0 Months Ended	1 Months Ended										11 Months Ended	12 Months Ended
	Dec. 22, 2014	Jan. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Dec. 22, 2014	Dec. 31, 2012		Sep. 12, 2012	Oct. 31, 2012
Schedule Of Stockholders Equity [Line Items]
Nominal value before second amendment														€ 0.09
Nominal value upon second amendment														€ 9.24
Nominal value per ordinary share upon third amendment														€ 0.06
Amount of decrease in nominal value per ordinary share upon third amendment														€ 9.18
Conversion of stock shares														100 ordinary shares for 77 ordinary shares
Nominal value upon fourth amendment														€ 0.09
Total number of shares purchased	845,544	547,500	883,971	1,004,378	736,294	602,125	1,048,739	1,061,649	783,500	739,855	765,284	962,536	9,981,375
Selling price of shares included in the customer co-investment program														€ 39.91
Capital repayment														€ 3,728,324,000	[1],[2]
Difference between capital repayment and net proceeds from issuance of shares														125,600,000
Shares issued under customer co-investment program														3,853,900,000
Foundation Intel [Member]
Schedule Of Stockholders Equity [Line Items]
Ordinary shares issued																62,977,877
Foundation Administration Office Samsung [Member]
Schedule Of Stockholders Equity [Line Items]
Ordinary shares issued																12,595,575
Foundation Administration Office TSMC [Member]
Schedule Of Stockholders Equity [Line Items]
Ordinary shares issued																	20,992,625
Synthetic Share Buyback [Member]
Schedule Of Stockholders Equity [Line Items]
Total number of shares purchased														93,411,216
Selling price of shares included in the customer co-investment program														€ 39.91
Capital repayment														3,728,324,000
Difference between capital repayment and net proceeds from issuance of shares														125,600,000
Shares issued under customer co-investment program														€ 3,853,900,000

[1]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Participating Customers in the CCIP) and the number of shares was reduced by 23 percent. See Note 26.
[2]	The difference of EUR 125.6 million between the capital repayment of EUR 3,728.3 million and the net proceeds from issuance of shares of EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was part of the synthetic share buyback in November 2012.